[LETTERHEAD]
July 6, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Funds (the “Trust”) 1933 Act File No.: 033-02659 1940 Act File No.: 811-04556
Dear Sir or Madam:
     On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Trust (on behalf of its series Transamerica JPMorgan Core Bond) dated July 1, 2009, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 97) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 1, 2009 via EDGAR (Accession Number 0000950123-09-019554).
     Any comments or questions on this filing should be directed to the undersigned at (727) 299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel